Financial assets, liabilities and financial results (telecom activities) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	O/w	Note	O/w Mobile	Note	O/w eliminations
	consolidated	telecom		Finance		telecom
	financial	activities		Services		activities /mobile
	statements					finance services
Non-current financial assets related to Mobile Financial Services activities	900	—		900	17.1.1	—
Non-current financial assets	950	977	13.7	—		(27)	(1)
Non-current derivatives assets	683	682	13.8	0	17.1.3	—
Current financial assets related to Mobile Finance Services activities	2,381	—		2,385	17.1.1	(4)
Current financial assets	2,313	2,313	13.7	—		—
Current derivatives assets	7	7	13.8	—	17.1.3	—
Cash and cash equivalents	8,621	8,188	14.3	433		—
Non-current financial liabilities related to Mobile Financial Services activities	—	—		28	17.1.2	(27)	(1)
Non-current financial liabilities	31,922	31,922	13.3	—		—
Non-current derivatives liabilities	220	161	13.8	59	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,161	—		3,161	17.1.2	—
Current financial liabilities	3,421	3,426	13.3	—		(4)
Current derivatives liabilities	124	124	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets

The financial assets break down as follows:

(in millions of euros)	December 31, 2021			December 31, 2020	December 31, 2019
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	431	—	431	431	277
Investments securities	431	—	431	431	277
Financial assets at fair value through profit or loss	230	2,266	2,496	3,990	4,953
Investments at fair value(1)	—	2,266	2,266	3,206	4,696
Investments securities	203	—	203	141	133
Cash collateral paid (2)	27	—	27	642	123
Financial assets at amortized cost	317	47	363	382	772
Receivables related to investments(3)	82	23	105	55	70
Other	234	24	258	327	702
Total financial assets	977	2,313	3,290	4,803	6,001

(1)	NEU Commercial paper and bonds only (see Note 14.3).
(2)	See Note 14.5.
(3)	Including loan from Orange SA to Orange Bank for 27 million euros.

Schedule of credit rating

	Standard	Moody’s	Fitch
	& Poor’s		Ratings
Long-term debt	BBB+	Baa1	BBB+
Outlook	Stable	Stable	Stable
Short-term debt	A2	P2	F2

Schedule of borrowing

Notional currency	Initial	Maturity	Interest rate	Issuer	Type of operations	Amounts
	nominal		(%)			in millions
	amount					of euros
	(in millions
	of currency)
EUR	35	January 15, 2022	0.500	Orange SA	Re-Issuance	35
EUR	700	June 29, 2026	0.000	Orange SA	Issuance	700
EUR	800	June 29, 2034	0.750	Orange SA	Issuance	800
EUR	1,000	December 16, 2033	0.625	Orange SA	Issuance	1,000
Total of issuances						2,535
EUR	1,250	January, 14, 2021	3.875	Orange SA	Repayment at maturity	(1,250)
GBP	517	June 27, 2021	0.375	Orange SA	Repayment at maturity	(602)
USD	1,000	September, 14 2021	4.125	Orange SA	Early repayment	(851)	(1)
EUR	255	October, 13 2021	10Y CMS + 0.69	Orange SA	Repayment at maturity	(255)
EUR	272	December 21, 2021	10Y TEC + 0.50	Orange SA	Repayment at maturity	(272)
EUR	650	January 15, 2022	0.500	Orange SA	Early repayment	(650)
MAD	1,090	December 18, 2025	3.970	Médi Telecom	Regular annual basis repayment	(15)
MAD	720	December 18, 2025	1Y BDT + 1.00	Médi Telecom	Regular annual basis repayment	(10)
MAD	1,002	December 10, 2026	3.400	Médi Telecom	Regular annual basis repayment	(14)
MAD	788	December 10, 2026	1Y BDT + 0.85	Médi Telecom	Regular annual basis repayment	(11)
Total of repayments						(3,929)

(1)	The early redemption of the bond with an initial maturity of September 2021 was carried out on April 1, 2021.

Schedule of investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss

(in millions of euros)	2021	2020	2019
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the opening balance	431	277	254
Acquisitions	85	81	52
Changes in fair value	11	94	(25)
Sales	(95)	(20)	(2)
Other movements	0	(2)	(2)
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the closing balance	432	431	277

Schedule of investment securities measured at fair value through profit or loss

Investment securities measured at fair value through profit or loss

(in millions of euros)	2021	2020	2019
Investment securities measured at fair value through profit or loss - in the opening balance	141	133	805
Changes in fair value	34	8	17
Sale of BT shares	—	—	(659)
Other movements	27	(0)	(29)
Investment securities measured at fair value through profit or loss - in the closing balance	203	141	133

Schedule of change in cash flow hedge reserve

(in millions of euros)	Hedged risk
	Total	Exchange and interest	Exchange risk	Interest rate risk
		rate risk

Hedging instruments	328	Cross Currency Swap	Forward	Interest rate swap
			FX swap
			Option
Carrying amount - asset	557	554	2	1
Carrying amount - liability	(229)	(190)	(3)	(36)

Change in cash flow hedge reserve	144	148	(10)	7
Gain (loss) recognized in other comprehensive income	179	184	(12)	7
Reclassification in financial result	(38)	(36)	(1)	(1)
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	2	—	2	—

Cash flow hedge reserve	(123)	(95)	(6)	(22)
o/w related to unmatured hedging instruments	(542)	(513)	(6)	(22)
o/w related to discontinued hedges	418	418	—	—
Hedged item		Bonds and credit	Purchases of handsets	Bonds and Finance
		lines	and equipment	Lease

		Current and non-current	Property, plant and	Current and non-current
Balance sheet item		financial liabilities	equipment	financial liabilities

Schedule of hedges unmatured and their effects on financial statements

(in millions of euros)	Hedged risk
	Total	Exchange and interest rate risk	Exchange risk	Interest rate risk
Hedging instruments	484	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	576	575	1	—
Carrying amount – liability	(91)	(76)	(0)	(14)
Change in cash flow hedge reserve	317	311	(2)	9
Gain (loss) recognized in other comprehensive income	358	347	3	9
Reclassification in financial result	(38)	(36)	(2)	—
Reclassification in operating income	(0)	—	0	(0)
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	0
Cash flow hedge reserve	210	220	(9)	(2)
o/w related to unmatured hedging instruments	(192)	(181)	(9)	(2)
o/w related to discontinued hedges	402	402	—	(0)
Hedged item		Bonds and credit lines	Purchases of handsets and equipment	Bonds and Lease liabilities
Balance sheet item		Current and non-current financial liabilities	Property, plant and equipment	Lease and Financial Liabilities - current and non-current

The main hedges unmatured at December 31, 2020, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

Hedging instruments	(311)	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	223	216	6	1
Carrying amount - liability	(534)	(502)	(1)	(31)

Change in cash flow hedge reserve	22	6	5	11
Gain (loss) recognized in other comprehensive income	3	(16)	8	11
Reclassification in financial result	21	22	(1)	—
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—

Cash flow hedge reserve	(100)	(91)	2	(11)
o/w related to unmatured hedging instruments	(541)	(532)	2	(11)
o/w related to discontinued hedges	440	440	—	0
Hedged item		Bonds and credit lines	Purchases of handsets	Bonds and Lease
			and equipment	liabilities

		Current and non-current	Property, plant and	Lease and Financial Liabilities -
Balance sheet item		financial liabilities	equipment	current and non-current

Schedule of maturity analysis

The nominal amounts of the main cash flow hedges as of December 31, 2021 are presented below.

	Notional amounts of hedging instruments per maturity
	(in millions of hedged currency units)
	2022	2023	2024	2025	2026
					and
					beyond
Orange SA
Cross currency swaps
CHF	—	—	—	400	100	(1)
GBP	—	—	—	262	2,250	(2)
HKD	—	1,110	—	—	939	(3)
NOK	—	—	—	500	800	(4)
USD	—	—	—	—	4,200	(5)
Interest rate swaps
EUR	—	—	—	—	100	(6)
FT Immo H
Interest rate swaps
EUR	22	—	25	—	—

(1)	100 million Swiss francs with a maturity 2029.
(2)	500 million pounds sterling with a maturity 2028, 750 million pounds sterling with a maturity 2032, 500 million pounds sterling with a maturity 2034 and 500 million pounds sterling with a maturity 2050.
(3)	939 million Hong Kong dollars with a maturity 2034.
(4)	800 million Norwegian kroner with a maturity 2028.
(5)	2,450 million US dollars with a maturity 2031, 900 million US dollars with a maturity 2042 and 850 million US dollars with a maturity 2044.
(6)	100 million euros with a maturity 2030.

Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of net financial debt

(in millions of euros)	Note	December 31,	December 31,	December 31,
		2021	2020	2019
TDIRA	13.4	636	636	822
Bonds	13.5	29,010	29,848	30,893
Bank loans and from development organizations and multilateral lending institutions	13.6	3,206	3,671	4,013
Debt relating to financed assets		245	295	125
Cash collateral received	14.5	389	31	261
NEU Commercial Paper (1)		1,457	555	158
Bank overdrafts		342	154	203
Other financial liabilities		64	70	602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		35,348	35,260	37,076
Current and non-current Derivatives (liabilities)	13.8	285	804	436
Current and non-current Derivatives (assets)	13.8	(689)	(294)	(573)
Other comprehensive income components related to unmatured hedging instruments	13.8	(192)	(541)	(542)
Gross financial debt after derivatives (a)		34,751	35,229	36,397
Cash collateral paid (2)	14.5	(27)	(642)	(123)
Investments at fair value (3)	14.3	(2,266)	(3,206)	(4,696)
Cash equivalents	14.3	(5,479)	(5,140)	(3,651)
Cash		(2,709)	(2,751)	(2,462)
Assets included in the calculation of net financial debt (b)		(10,481)	(11,740)	(10,931)
Net financial debt (a) + (b)		24,269	23,489	25,466

(1)	Negotiable European Commercial Paper (formerly called "commercial paper").
(2)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(3)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 14.3).

Schedule of net finance costs and other comprehensive income on financial assets and liabilities

(in millions of euros)	Finance costs, net						Other
							compre-
							hensive income
	Cost of	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	gross	(losses) on	financial	exchange	financial	costs, net
	financial	assets	debt	gains	expenses(2)
	debt(1)	contributing		(losses)
		to net
		financial
		debt
2021
Financial assets	—	(3)	(3)	47	75		11
Financial liabilities	(1,018)	—	(1,018)	(637)	(0)		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	188	—	188	655	—		322	(3)
Discounting expense	—	—	—	—	31		—
Total	(830)	(3)	(833)	65	(14)	(782)	332
2020
Financial assets	—	(1)	(1)	(151)	39		94
Financial liabilities	(1,152)	—	(1,152)	623	—		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	52	—	52	(576)	0		22
Discounting expense	—	—	—	—	(29)		—
Total	(1,100)	(1)	(1,102)	(103)	(110)	(1,314)	116
2019
Financial assets	—	5	5	31	(65)		(25)
Financial liabilities	(1,255)	—	(1,255)	(351)	—		—
Lease liabilities	—	—	—	—	(129)		—
Derivatives	146	—	146	397	—		144
Discounting expense	—	—	—	—	(39)		—
Total	(1,109)	5	(1,104)	76	(233)	(1,261)	119

(1)	Includes interests on debt relating to financed assets for (1) million euros in 2021, 2020 and 2019.
(2)	Includes interest on lease liabilities in the amount of (120) million euros in 2021, (120) million euros in 2020 and (129) million euros in 2019 and the effects resulting from BT stake for (119) million euros in 2019.
(3)	Includes the amount of retained earnings in other comprehensive income in respect of derivatives held by associates and joint ventures amounting to 5 million euros in 2021.

Schedule of changes in financial liabilities whose cash flows are disclosed in financing activities in the cash flow statement

(in millions of euros)	December 31, 2020	Cash flows	Other changes with no impact on cash flows				December 31, 2021
			Changes in the scope of consolidation	Foreign exchange movement	Other
TDIRA	636	—	—	—	(0)		636
Bonds	29,848	(1,385)	—	599	(52)	(1)	29,010
Bank loans and from development organizations and multilateral lending institutions	3,671	(496)	0	27	3		3,206
Debt relating to financed assets	295	(80)	—	—	30		245
Cash collateral received	31	358	—	—	0		389
NEU Commercial Paper	555	903	—	—	(1)		1,457
Bank overdrafts	154	173	—	15	—		342
Other financial liabilities	70	(136)	(41)	3	168		64
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	35,260	(663)	(41)	644	148		35,348
Net derivatives	510	201	—	(457)	(659)		(405)
Cash collateral paid	(642)	615	—	0	—		(27)
Cash flows from financing activities		153

(1)	Mainly corresponding to changes in accrued interests not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2019	flows	on cash flows				2020
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	822	(185)	—	—	(1)		636
Bonds	30,893	(389)	—	(624)	(31)	(1)	29,848
Bank loans and from development organizations and multilateral lending institutions	4,013	(322)	—	(25)	5		3,671
Debt relating to financed assets	125	(60)	—	—	231		295
Cash collateral received	261	(230)	—	—	(0)		31
NEU Commercial Paper	158	397	—	—	(0)		555
Bank overdrafts	203	(37)	(0)	(12)	—		154
Other financial liabilities	602	(484)	—	(2)	(46)		70
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	37,076	(1,311)	(0)	(663)	157		35,260
Net derivatives	(138)	37	—	641	(29)		510
Cash collateral paid	(123)	(519)	—	0	—		(642)
Cash flows from financing activities		(1,793)

(1)	Mainly corresponding to changes in accrued interests not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2018	flows	on cash flows				2019
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	822	—	—	—	—		822
Bonds	27,070	3,391	148	346	(63)	(1)	30,893
Bank loans and from development organizations and multilateral lending institutions	3,664	335	(30)	36	8		4,013
Finance lease liabilities	584	—	—	—	(584)		—
Debt relating to financed assets	—	(17)	—	—	143		125
Cash collateral received	82	179	—	—	(0)		261
NEU Commercial Paper	1,116	(958)	—	—	(1)		158
Bank overdrafts	318	(123)	(4)	5	7		203
Other financial liabilities	363	(10)	9	10	229		602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	34,019	2,797	123	398	(261)		37,076
Net derivatives	460	26	(2)	(376)	(246)		(138)
Cash collateral paid	(555)	430	—	(0)	—		(123)
Cash flows from financing activities		3,253

(1)	Mainly corresponding to changes in accrued interests not yet due.

Schedule of net financial debt by currency

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	25,267	3,786	3,034	7	261	151	401	1,845	34,751
Financial assets included in the calculation of net financial debt	(9,049)	(140)	(33)	(63)	(106)	(58)	—	(1,032)	(10,481)
Net debt by currency before effect of foreign exchange derivatives (1)	16,218	3,646	3,001	(56)	155	92	401	813	24,269
Effect of foreign exchange derivatives	7,233	(3,861)	(3,564)	871	—	—	—	(678)	—
Net financial debt by currency after effect of foreign exchange derivatives	23,451	(215)	(564)	815	155	92	401	135	24,269

(1)	Including the market value of derivatives in local currency.

Schedule of difference between nominal amount and sum of equity and debt components

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Number of securities	44,880	44,880	57,981
Equity component before deferred taxes	152	152	196
Debt component	636	636	822
o/w accrued interests not yet due	3	3	4
Paid interest	13	14	18

Schedule of derivatives

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019

Hedging derivatives	484	(311)	324
Cash flow hedge derivatives	484	(311)	328
Fair value hedge derivatives	—	(0)	(4)
Derivatives held for trading (1)	(79)	(199)	(187)
Net derivatives(2)	405	(510)	138

(1)	Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value (see Note 15.4) for (165) million euros in 2021, (210) million euros in 2020 and (136) million euros in 2019.
(2)	Of which foreign exchange effects of the cross-currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 657 million euros in 2021, 251 million euros in 2020 and 822 million euros in 2019. The foreign exchange effect of the cross-currency swaps is the difference between the notional converted at the closing rate and the notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

Bonds, financial liabilities [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2021	2020	2019
	currency units)
Bonds matured before December 31, 2021					—	3,782	6,405
EUR	500	September 16, 2022	3.375		500	500	500
EUR	500	March 1, 2023	2.500		500	500	500
EUR	750	September 11, 2023	0.750		750	750	750
HKD	700	October 6, 2023	3.230		79	74	80
HKD	410	December 22, 2023	3.550		46	43	47
EUR	650	January 9, 2024	3.125		650	650	650
EUR	1,250	July 15, 2024	1.125		1,250	1,250	1,250
EUR	750	May 12, 2025	1.000		750	750	750
EUR	800	September 12, 2025	1.000		800	800	800
NOK	500	September 17, 2025	3.350		50	48	51
CHF	400	November 24, 2025	0.200		387	370	369
GBP	350	December 5, 2025	5.250		312	292	308
MAD (1)	1,090	December 18, 2025	3.970		59	72	87
MAD (1)	720	December 18, 2025	1Y BDT + 1.00		39	47	57
EUR	700	June 29,2026	0.000		700	—	—
EUR	750	September 4, 2026	0.000		750	750	750
EUR	75	November 30, 2026	4.125		75	75	75
MAD (1)	1,002	December 10, 2026	3.400		68	79	93
MAD (1)	788	December 10, 2026	1Y BDT + 0.85		54	62	73
EUR	750	February 3, 2027	0.875		750	750	750
EUR	750	July 7, 2027	1.250		750	750	—
XOF	100,000	July 15, 2027	6.500		152	152	—
EUR	500	September 9, 2027	1.500		500	500	500
EUR	1,000	March 20, 2028	1.375		1,000	1,000	1,000
EUR	50	April 11, 2028	3.220		50	50	50
NOK	800	July 24, 2028	2.955		80	76	81
GBP	500	November 20, 2028	8.125		595	556	588
EUR	1,250	January 15, 2029	2.000		1,250	1,250	1,250
EUR	150	April 11, 2029	3.300		150	150	150
CHF	100	June 22, 2029	0.625		97	93	92
EUR	500	September 16, 2029	0.125		500	500	—
EUR	1,000	January 16, 2030	1.375		1,000	1,000	1,000
EUR	1,200	September 12, 2030	1.875		1,200	1,200	1,200
EUR	105	September 17, 2030	2.600		105	105	105
EUR	100	November 6, 2030	0.091	(2)	100	100	100
USD	2,500	March 1, 2031	9.000	(3)	2,173	2,006	2,191
EUR	300	May 29, 2031	1.342		300	300	300
EUR	50	December 5, 2031	4.300 (zero coupon)		75	72	69
EUR	50	December 8, 2031	4.350 (zero coupon)		77	73	70

(1)	Bonds issued by Médi Telecom. Bonds bearing 1Y BDT rate corresponds to 52 weeks Moroccan treasury bonds rate (recalculated once a year).
(2)	Bond bearing interest at a fixed rate of 2% until 2017 and then at CMS 10 years x 166% fixed annually (0.327% until November 2022), but the variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.
(3)	Bond with a Step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes, see Note 14.3).

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2021	2020	2019
	currency units)
EUR	50	January 5, 2032	4.450	(zero coupon)	74	71	68
GBP	750	January 15, 2032	3.250		893	834	882
EUR	750	April 7, 2032	1.625		750	750	—
EUR	1,000	September 4, 2032	0.500		1,000	1,000	1,000
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.750		55	55	55
EUR	1,000	December 16, 2033	0.625		1,000	—	—
GBP	500	January 23, 2034	5.625		595	556	588
HKD	939	June 12, 2034	3.070		106	99	107
EUR	300	July 11, 2034	1.200		300	300	300
EUR	800	June 29, 2034	0.750		800	—	—
EUR	50	April 16, 2038	3.500		50	50	50
USD	900	January 13, 2042	5.375		795	733	801
USD	850	February 6, 2044	5.500		750	693	757
EUR	750	September 4, 2049	1.375		750	750	750
GBP	500	November 22, 2050	5.375		595	556	588
Outstanding amount of bonds					28,737	29,524	30,537
Accrued interest					445	487	532
Amortized cost					(172)	(163)	(176)
Total					29,010	29,848	30,893

Bank loans and from development organizations and multilateral lending institutions [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Sonatel	244	292	380
Orange Mali	207	227	203
Médi Telecom	167	220	282
Orange Côte d’Ivoire	140	172	237
Orange Egypt	137	163	213
Orange Cameroon	78	111	82
Orange Jordanie	49	61	77
Orange Burkina Faso	42	56	46
Other	41	81	104
Bank loans	1,105	1,384	1,625
Orange SA(1)	2,101	2,288	2,356
Orange Espagne	0	—	33
Loans from development organizations and multilateral lending institutions(2)	2,101	2,288	2,389
Total	3,206	3,671	4,013

(1)	In 2021, Orange SA repaid at maturity a loan of 190 million euros. In 2020, Orange SA had repaid at maturity a loan of 400 million euros and negotiated a new loan of 350 million euros, maturing in 2027. In 2019, Orange SA had taken out a loan for 350 million euros maturing in 2026.
(2)	Entirely the European Investment Bank.